NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION (Tables)	12 Months Ended
Dec. 31, 2017
NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION
Schedule of information related to non-consolidated condensed statements of income and comprehensive income

Non-consolidated condensed statements of income and comprehensive income

	2017	2016	2015

Revenues:
Dividends	$295.0	$282.0	$744.1
Management fees	58.8	59.9	55.9
Other	49.5	52.4	52.6

	403.3	394.3	852.6
General and administrative expenses	123.6	121.7	111.4
Depreciation and amortization	4.3	3.3	2.4
Financial expenses	130.3	138.9	131.8
(Gain) loss on valuation and translation of financial instruments	(0.7)	—	3.2
Loss on debt refinancing	10.4	—	—
Impairment and disposal of investments in subsidiaries	—	73.3	102.8
Loss on notes receivable from subsidiaries	—	14.8	—
Other	(10.9)	2.0	8.1

Income before income taxes	146.3	40.3	492.9
Income taxes	0.6	1.7	7.1

Net income	145.7	38.6	485.8
Other comprehensive gain (loss)	22.8	(3.3)	(8.5)

Comprehensive income	$168.5	$35.3	$477.3

Schedule of information related to non-consolidated and condensed statements of cash flows

Non-consolidated and condensed statements of cash flows

	2017	2016	2015

Cash flows related to operations
Net income	$145.7	$38.6	$485.8
Depreciation and amortization	4.3	3.3	2.4
(Gain) loss on valuation and translation of financial instruments	(0.7)	—	3.2
Amortization of financing costs and long-term debt discount	2.4	2.8	2.7
Loss on debt refinancing	10.4	—	—
Impairment and disposal of investments in subsidiaries	—	73.3	102.8
Loss on notes receivable from subsidiaries	—	14.8	—
Deferred income taxes	2.5	1.8	8.0
Other	2.4	(0.3)	0.5
Net change in non-cash balances related to operations	39.3	7.5	(70.8)

Cash flows provided by operations	206.3	141.8	534.6

Cash flows related to investing activities
Net change in investments in subsidiaries	(8.5)	(63.5)	(380.8)
Proceeds from disposal of subsidiaries	—	—	301.5
Acquisition of tax deductions from the parent corporation	—	(14.0)	—
Other	(8.5)	3.9	(13.1)

Cash flows used in investing activities	(17.0)	(73.6)	(92.4)

Cash flows related to financing activities
Net change in bank indebtedness	(2.5)	(8.1)	10.6
Net change under revolving facilities	—	(2.8)	2.0
Repayment of long-term debt	(336.7)	(3.6)	(14.3)
Settlement of hedging contracts	(1.6)	5.2	2.9
Repurchase of Common Shares	(43.9)	—	(500.2)
Repurchase of redeemable preferred shares issued to subsidiaries	—	(430.0)	—
Dividends and reduction of paid-up capital	(100.0)	(100.0)	(100.0)
Net change in subordinated loans from subsidiaries	66.0	(2,768.0)	2,003.0
Net change in convertible obligations, subordinated loans and notes receivable — subsidiaries	276.0	3,199.0	(1,907.5)
Net change in advances to or from subsidiaries	(15.4)	40.1	0.2

Cash flows used in financing activities	(158.1)	(68.2)	(503.3)

Net change in cash and cash equivalents	31.2	—	(61.1)
Cash and cash equivalents at the beginning of the year	—	—	61.1

Cash and cash equivalents at the end of the year	$31.2	$—	$—

Schedule of information related to non-consolidated and condensed balance sheets

Non-consolidated and condensed balance sheets

	2017	2016

Assets
Current assets	$161.8	$168.0
Investments in subsidiaries at cost	2,536.4	2,527.9
Advances to subsidiaries	35.7	21.5
Convertible obligations, subordinated loans and notes receivable — subsidiaries	149.0	425.0
Other assets	347.2	427.3

	$3,230.1	$3,569.7

Liabilities and equity
Current liabilities	$66.3	$59.7
Long-term debt	1,974.8	2,402.0
Advances from subsidiaries	145.2	146.4
Other liabilities	36.7	45.1
Subordinated loan from subsidiaries	491.0	425.0
Equity attributable to shareholders	516.1	491.5

	$3,230.1	$3,569.7